BALANCE SHEETS - Parenthetical - shares	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEETS
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,780,707	2,780,707
Common Stock, Shares, Outstanding	1,255,640	1,255,640
Treasury Stock, Shares	1,525,067	1,525,067